GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2020 FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,358,247	Great-West Bond Index Fund Institutional Class(a)	$13,433,059

TOTAL BOND MUTUAL FUNDS — 36.09% (Cost $13,606,195)		$13,433,059
EQUITY MUTUAL FUNDS
145,618	Fidelity® Emerging Markets Index Fund Institutional Class	1,821,677
485,437	Great-West International Index Fund Institutional Class(a)	5,427,191
808,339	Great-West S&P 500® Index Fund Institutional Class(a)	7,929,805
341,447	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	3,428,132
233,689	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,133,577

TOTAL EQUITY MUTUAL FUNDS — 55.73% (Cost $17,584,462)		$20,740,382
Account Balance		Fair Value
FIXED INTEREST CONTRACT
3,062,283(b)	Great-West Life & Annuity Contract(a) 1.25%(c)	$ 3,062,283

TOTAL FIXED INTEREST CONTRACT — 8.23% (Cost $3,062,283)		$3,062,283
TOTAL INVESTMENTS — 100.05% (Cost $34,252,940)		$37,235,724
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$(16,888)
TOTAL NET ASSETS — 100.00%		$37,218,836

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at September 30, 2021. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2025 FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,502,049	Great-West Bond Index Fund Institutional Class(a)	$14,855,268

TOTAL BOND MUTUAL FUNDS — 36.13% (Cost $14,917,711)		$14,855,268
EQUITY MUTUAL FUNDS
160,152	Fidelity® Emerging Markets Index Fund Institutional Class	2,003,498
537,119	Great-West International Index Fund Institutional Class(a)	6,004,984
895,360	Great-West S&P 500® Index Fund Institutional Class(a)	8,783,484
378,604	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	3,801,184
260,042	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,374,183

TOTAL EQUITY MUTUAL FUNDS — 55.85% (Cost $19,402,103)		$22,967,333
Account Balance		Fair Value
FIXED INTEREST CONTRACT
3,395,220(b)	Great-West Life & Annuity Contract(a) 1.25%(c)	$ 3,395,220

TOTAL FIXED INTEREST CONTRACT — 8.26% (Cost $3,395,220)		$3,395,220
TOTAL INVESTMENTS — 100.24% (Cost $37,715,034)		$41,217,821
OTHER ASSETS & LIABILITIES, NET — (0.24)%		$(99,813)
TOTAL NET ASSETS — 100.00%		$41,118,008

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at September 30, 2021. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2030 FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,422,806	Great-West Bond Index Fund Institutional Class(a)	$14,071,556

TOTAL BOND MUTUAL FUNDS — 36.35% (Cost $14,445,415)		$14,071,556
EQUITY MUTUAL FUNDS
152,833	Fidelity® Emerging Markets Index Fund Institutional Class	1,911,939
508,321	Great-West International Index Fund Institutional Class(a)	5,683,026
846,811	Great-West S&P 500® Index Fund Institutional Class(a)	8,307,218
359,115	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	3,605,514
246,939	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,254,553

TOTAL EQUITY MUTUAL FUNDS — 56.22% (Cost $17,498,685)		$21,762,250
Account Balance		Fair Value
FIXED INTEREST CONTRACT
3,213,977(b)	Great-West Life & Annuity Contract(a) 1.25%(c)	$ 3,213,977

TOTAL FIXED INTEREST CONTRACT — 8.30% (Cost $3,213,977)		$3,213,977
TOTAL INVESTMENTS — 100.87% (Cost $35,158,077)		$39,047,783
OTHER ASSETS & LIABILITIES, NET — (0.87)%		$(336,478)
TOTAL NET ASSETS — 100.00%		$38,711,305

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at September 30, 2021. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2035 FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
510,286	Great-West Bond Index Fund Institutional Class(a)	$ 5,046,725

TOTAL BOND MUTUAL FUNDS — 27.92% (Cost $5,273,630)		$5,046,725
EQUITY MUTUAL FUNDS
91,340	Fidelity® Emerging Markets Index Fund Institutional Class	1,142,667
290,378	Great-West International Index Fund Institutional Class(a)	3,246,424
457,129	Great-West S&P 500® Index Fund Institutional Class(a)	4,484,435
193,053	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	1,938,254
143,478	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	1,309,951

TOTAL EQUITY MUTUAL FUNDS — 67.06% (Cost $10,153,695)		$12,121,731
Account Balance		Fair Value
FIXED INTEREST CONTRACT
913,998(b)	Great-West Life & Annuity Contract(a) 1.25%(c)	$ 913,998

TOTAL FIXED INTEREST CONTRACT — 5.06% (Cost $913,998)		$913,998
TOTAL INVESTMENTS — 100.04% (Cost $16,341,323)		$18,082,454
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(7,992)
TOTAL NET ASSETS — 100.00%		$18,074,462

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at September 30, 2021. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2040 FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
111,186	Great-West Bond Index Fund Institutional Class(a)	$1,099,631

TOTAL BOND MUTUAL FUNDS — 19.22% (Cost $1,136,346)		$1,099,631
EQUITY MUTUAL FUNDS
35,835	Fidelity® Emerging Markets Index Fund Institutional Class	448,290
109,885	Great-West International Index Fund Institutional Class(a)	1,228,511
163,625	Great-West S&P 500® Index Fund Institutional Class(a)	1,605,163
68,689	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	689,641
54,915	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	501,373

TOTAL EQUITY MUTUAL FUNDS — 78.17% (Cost $4,023,280)		$4,472,978
Account Balance		Fair Value
FIXED INTEREST CONTRACT
151,962(b)	Great-West Life & Annuity Contract(a) 1.25%(c)	$ 151,962

TOTAL FIXED INTEREST CONTRACT — 2.66% (Cost $151,962)		$151,962
TOTAL INVESTMENTS — 100.05% (Cost $5,311,588)		$5,724,571
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$(2,650)
TOTAL NET ASSETS — 100.00%		$5,721,921

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at September 30, 2021. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2045 FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
143,905	Great-West Bond Index Fund Institutional Class(a)	$ 1,423,217

TOTAL BOND MUTUAL FUNDS — 12.40% (Cost $1,490,465)		$1,423,217
EQUITY MUTUAL FUNDS
84,624	Fidelity® Emerging Markets Index Fund Institutional Class	1,058,642
248,474	Great-West International Index Fund Institutional Class(a)	2,777,944
352,000	Great-West S&P 500® Index Fund Institutional Class(a)	3,453,121
147,213	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	1,478,019
126,667	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	1,156,468

TOTAL EQUITY MUTUAL FUNDS — 86.42% (Cost $8,816,858)		$9,924,194
Account Balance		Fair Value
FIXED INTEREST CONTRACT
141,529(b)	Great-West Life & Annuity Contract(a) 1.25%(c)	$ 141,529

TOTAL FIXED INTEREST CONTRACT — 1.23% (Cost $141,529)		$141,529
TOTAL INVESTMENTS — 100.05% (Cost $10,448,852)		$11,488,940
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$(5,635)
TOTAL NET ASSETS — 100.00%		$11,483,305

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at September 30, 2021. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2050 FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
33,462	Great-West Bond Index Fund Institutional Class(a)	$ 330,933

TOTAL BOND MUTUAL FUNDS — 9.21% (Cost $341,454)		$330,933
EQUITY MUTUAL FUNDS
29,562	Fidelity® Emerging Markets Index Fund Institutional Class	369,813
82,051	Great-West International Index Fund Institutional Class(a)	917,334
110,736	Great-West S&P 500® Index Fund Institutional Class(a)	1,086,324
46,799	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	469,863
43,611	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	398,169

TOTAL EQUITY MUTUAL FUNDS — 90.25% (Cost $2,971,221)		$3,241,503
Account Balance		Fair Value
FIXED INTEREST CONTRACT
21,179(b)	Great-West Life & Annuity Contract(a) 1.25%(c)	$ 21,179

TOTAL FIXED INTEREST CONTRACT — 0.59% (Cost $21,179)		$21,179
TOTAL INVESTMENTS — 100.05% (Cost $3,333,854)		$3,593,615
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$(1,690)
TOTAL NET ASSETS — 100.00%		$3,591,925

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at September 30, 2021. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2055 FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
29,525	Great-West Bond Index Fund Institutional Class(a)	$ 292,001

TOTAL BOND MUTUAL FUNDS — 8.18% (Cost $303,476)		$292,001
EQUITY MUTUAL FUNDS
31,429	Fidelity® Emerging Markets Index Fund Institutional Class	393,180
84,305	Great-West International Index Fund Institutional Class(a)	942,529
107,874	Great-West S&P 500® Index Fund Institutional Class(a)	1,058,240
45,353	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	455,347
45,161	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	412,321

TOTAL EQUITY MUTUAL FUNDS — 91.35% (Cost $3,014,363)		$3,261,617
Account Balance		Fair Value
FIXED INTEREST CONTRACT
18,581(b)	Great-West Life & Annuity Contract(a) 1.25%(c)	$ 18,581

TOTAL FIXED INTEREST CONTRACT — 0.52% (Cost $18,581)		$18,581
TOTAL INVESTMENTS — 100.05% (Cost $3,336,420)		$3,572,199
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$(1,785)
TOTAL NET ASSETS — 100.00%		$3,570,414

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at September 30, 2021. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2060 FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
296	Great-West Bond Index Fund Institutional Class(a)	$ 2,930

TOTAL BOND MUTUAL FUNDS — 7.69% (Cost $2,964)		$2,930
EQUITY MUTUAL FUNDS
364	Fidelity® Emerging Markets Index Fund Institutional Class	4,559
912	Great-West International Index Fund Institutional Class(a)	10,193
1,111	Great-West S&P 500® Index Fund Institutional Class(a)	10,900
473	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	4,746
505	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	4,607

TOTAL EQUITY MUTUAL FUNDS — 91.87% (Cost $34,671)		$35,005
Account Balance		Fair Value
FIXED INTEREST CONTRACT
183(b)	Great-West Life & Annuity Contract(a) 1.25%(c)	$ 183

TOTAL FIXED INTEREST CONTRACT — 0.48% (Cost $183)		$183
TOTAL INVESTMENTS — 100.04% (Cost $37,818)		$38,118
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(15)
TOTAL NET ASSETS — 100.00%		$38,103

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at September 30, 2021. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2021, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Transactions with Affiliates
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.25%. Prior to August 1, 2021, the declared rate of interest was guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

September 30, 2021

The following tables are a summary of the transactions for each underlying investment during the period ended September 30, 2021, in which the issuer was an affiliate of a Fund, as defined in the Investment Company Act of 1940.
Great-West SecureFoundation® Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 09/30/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,358,247	$15,384,471	$1,471,347	$2,873,166	$57,355	$(549,593)	$136,909	$13,433,059	36.09%
					57,355	(549,593)	136,909	13,433,059	36.09
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	485,437	6,412,421	432,175	1,629,509	133,192	212,104	19,283	5,427,191	14.58
Great-West S&P 500® Index Fund Institutional Class	808,339	9,344,383	954,601	2,746,461	333,312	377,282	92,080	7,929,805	21.31
Great-West S&P Mid Cap 400® Index Fund Institutional Class	341,447	3,951,382	447,543	1,251,213	213,900	280,420	34,074	3,428,132	9.21
Great-West S&P Small Cap 600® Index Fund Institutional Class	233,689	2,439,799	364,609	878,221	182,877	207,390	25,621	2,133,577	5.73
					863,281	1,077,196	171,058	18,918,705	50.83
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	3,062,283	3,480,582	271,157	724,122	-	-	34,666	3,062,283	8.23
					0	0	34,666	3,062,283	8.23
				Total	$920,636	$527,603	$342,633	$35,414,047	95.15%
Great-West SecureFoundation® Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 09/30/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,502,049	$17,496,047	$1,347,840	$3,346,506	$94,017	$(642,113)	$158,039	$14,855,268	36.13%
					94,017	(642,113)	158,039	14,855,268	36.13
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	537,119	7,226,018	470,737	1,922,384	183,572	230,613	21,737	6,004,984	14.60
Great-West S&P 500® Index Fund Institutional Class	895,360	10,558,523	1,003,718	3,230,880	407,376	452,123	108,022	8,783,484	21.36
Great-West S&P Mid Cap 400® Index Fund Institutional Class	378,604	4,500,161	389,130	1,347,284	314,474	259,177	39,414	3,801,184	9.25
Great-West S&P Small Cap 600® Index Fund Institutional Class	260,042	2,779,234	247,451	932,514	165,609	280,012	29,553	2,374,183	5.77
					1,071,031	1,221,925	198,726	20,963,835	50.98
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	3,395,220	3,958,441	189,229	792,493	-	-	40,043	3,395,220	8.26
					0	0	40,043	3,395,220	8.26
				Total	$1,165,048	$579,812	$396,808	$39,214,323	95.37%

September 30, 2021

Great-West SecureFoundation® Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 09/30/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,422,806	$13,828,682	$1,500,574	$749,835	$49,033	$(507,865)	$139,282	$14,071,556	36.35%
					49,033	(507,865)	139,282	14,071,556	36.35
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	508,321	5,764,185	417,916	662,278	152,736	163,203	20,120	5,683,026	14.68
Great-West S&P 500® Index Fund Institutional Class	846,811	8,381,791	874,565	1,544,900	69,430	595,762	96,895	8,307,218	21.46
Great-West S&P Mid Cap 400® Index Fund Institutional Class	359,115	3,568,216	392,551	548,072	258,635	192,819	35,646	3,605,514	9.31
Great-West S&P Small Cap 600® Index Fund Institutional Class	246,939	2,206,863	276,339	313,854	268,814	85,205	26,817	2,254,553	5.83
					749,615	1,036,989	179,478	19,850,311	51.28
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	3,213,977	3,125,410	280,742	226,714	-	-	34,539	3,213,977	8.30
					0	0	34,539	3,213,977	8.30
				Total	$798,648	$529,124	$353,299	$37,135,844	95.93%
Great-West SecureFoundation® Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 09/30/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	510,286	$7,970,775	$1,070,968	$3,726,761	$(1,216)	$(268,257)	$53,527	$5,046,725	27.92%
					(1,216)	(268,257)	53,527	5,046,725	27.92
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	290,378	5,294,849	284,079	2,236,542	376,527	(95,962)	11,616	3,246,424	17.96
Great-West S&P 500® Index Fund Institutional Class	457,129	7,296,641	457,454	3,526,732	270,354	257,072	57,157	4,484,435	24.81
Great-West S&P Mid Cap 400® Index Fund Institutional Class	193,053	3,101,899	208,452	1,449,443	324,878	77,346	20,617	1,938,254	10.72
Great-West S&P Small Cap 600® Index Fund Institutional Class	143,478	2,078,770	159,299	963,470	327,083	35,352	16,649	1,309,951	7.25
					1,298,842	273,808	106,039	10,979,064	60.74
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	913,998	1,432,870	149,903	680,862	-	-	12,087	913,998	5.06
					0	0	12,087	913,998	5.06
				Total	$1,297,626	$5,551	$171,653	$16,939,787	93.72%

September 30, 2021

Great-West SecureFoundation® Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 09/30/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	111,186	$5,783,698	$604,597	$5,306,412	$(230,484)	$17,748	$10,895	$1,099,631	19.22%
					(230,484)	17,748	10,895	1,099,631	19.22
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	109,885	6,699,481	240,005	5,141,853	859,619	(569,122)	4,372	1,228,511	21.47
Great-West S&P 500® Index Fund Institutional Class	163,625	8,777,023	280,891	7,412,283	492,524	(40,468)	18,972	1,605,163	28.05
Great-West S&P Mid Cap 400® Index Fund Institutional Class	68,689	3,716,115	118,002	2,547,679	1,087,991	(596,797)	6,972	689,641	12.05
Great-West S&P Small Cap 600® Index Fund Institutional Class	54,915	2,695,288	79,000	1,775,919	1,022,192	(496,996)	6,150	501,373	8.76
					3,462,326	(1,703,383)	36,466	4,024,688	70.33
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	151,962	795,206	65,166	712,160	-	-	3,750	151,962	2.66
					0	0	3,750	151,962	2.66
				Total	$3,231,842	$(1,685,635)	$51,111	$5,276,281	92.21%
Great-West SecureFoundation® Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 09/30/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	143,905	$2,541,140	$427,849	$1,477,093	$(20,013)	$(68,679)	$15,774	$1,423,217	12.40%
					(20,013)	(68,679)	15,774	1,423,217	12.40
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	248,474	5,070,447	433,437	2,627,457	371,039	(98,483)	11,080	2,777,944	24.19
Great-West S&P 500® Index Fund Institutional Class	352,000	6,315,931	599,528	3,882,298	23,961	419,960	46,250	3,453,121	30.07
Great-West S&P Mid Cap 400® Index Fund Institutional Class	147,213	2,686,359	222,397	1,500,105	288,580	69,368	16,957	1,478,019	12.87
Great-West S&P Small Cap 600® Index Fund Institutional Class	126,667	2,101,685	202,070	1,250,137	274,795	102,850	16,120	1,156,468	10.07
					958,375	493,695	90,407	8,865,552	77.20
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	141,529	252,328	36,651	149,528	-	-	2,078	141,529	1.23
					0	0	2,078	141,529	1.23
				Total	$938,362	$425,016	$108,259	$10,430,298	90.83%

September 30, 2021

Great-West SecureFoundation® Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 09/30/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	33,462	$1,203,152	$195,888	$1,068,761	$(44,783)	$654	$3,374	$330,933	9.21%
					(44,783)	654	3,374	330,933	9.21
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	82,051	3,418,889	269,259	2,520,261	405,466	(250,553)	3,445	917,334	25.54
Great-West S&P 500® Index Fund Institutional Class	110,736	4,035,805	333,213	3,439,788	65,941	157,094	13,533	1,086,324	30.24
Great-West S&P Mid Cap 400® Index Fund Institutional Class	46,799	1,721,295	98,416	1,216,610	360,096	(133,238)	4,968	469,863	13.08
Great-West S&P Small Cap 600® Index Fund Institutional Class	43,611	1,442,099	87,222	986,347	422,778	(144,805)	5,072	398,169	11.09
					1,254,281	(371,502)	27,018	2,871,690	79.95
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	21,179	76,549	10,461	66,252	-	-	421	21,179	0.59
					0	0	421	21,179	0.59
				Total	$1,209,498	$(370,848)	$30,813	$3,223,802	89.75%
Great-West SecureFoundation® Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 09/30/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	29,525	$511,918	$136,418	$354,778	$(16,695)	$(1,557)	$3,310	$292,001	8.18%
					(16,695)	(1,557)	3,310	292,001	8.18
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	84,305	1,687,070	297,640	953,947	182,856	(88,234)	3,712	942,529	26.40
Great-West S&P 500® Index Fund Institutional Class	107,874	1,913,617	316,473	1,290,482	23,503	118,632	14,602	1,058,240	29.64
Great-West S&P Mid Cap 400® Index Fund Institutional Class	45,353	815,031	113,961	421,350	162,905	(52,295)	5,286	455,347	12.75
Great-West S&P Small Cap 600® Index Fund Institutional Class	45,161	732,015	115,336	347,838	220,841	(87,192)	5,717	412,321	11.55
					590,105	(109,089)	29,317	2,868,437	80.34
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	18,581	32,338	7,561	21,593	-	-	275	18,581	0.52
					0	0	275	18,581	0.52
				Total	$573,410	$(110,646)	$32,902	$3,179,019	89.04%

September 30, 2021

Great-West SecureFoundation® Lifetime 2060 Fund
Affiliate	Shares Held/ Account Balance 09/30/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	296	$25,227	$10,239	$33,149	$(1,432)	$613	$131	$2,930	7.69%
					(1,432)	613	131	2,930	7.69
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	912	91,078	27,439	98,591	17,148	(9,733)	36	10,193	26.75
Great-West S&P 500® Index Fund Institutional Class	1,111	96,691	28,815	119,776	7,117	5,170	126	10,900	28.61
Great-West S&P Mid Cap 400® Index Fund Institutional Class	473	41,294	10,414	43,381	11,628	(3,581)	47	4,746	12.46
Great-West S&P Small Cap 600® Index Fund Institutional Class	505	39,673	7,928	37,700	13,705	(5,294)	54	4,607	12.09
					49,598	(13,438)	263	30,446	79.91
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	183	1,555	567	1,949	-	-	10	183	0.48
					0	0	10	183	0.48
				Total	$48,166	$(12,825)	$404	$33,559	88.08%

September 30, 2021